Quarterly Holdings Report
for

Fidelity® Mid Cap Value Index Fund

September 30, 2019

MCV-QTLY-1119
1.9896346.100

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	1,299	$16,212
GCI Liberty, Inc. (a)	118	7,324
		23,536
Entertainment - 0.7%
Cinemark Holdings, Inc.	127	4,907
Lions Gate Entertainment Corp.:
Class A	54	500
Class B	138	1,206
Take-Two Interactive Software, Inc. (a)	72	9,024
The Madison Square Garden Co. (a)	20	5,270
Viacom, Inc.:
Class A	19	499
Class B (non-vtg.)	411	9,876
Zynga, Inc. (a)	781	4,545
		35,827
Interactive Media & Services - 0.3%
IAC/InterActiveCorp (a)	37	8,065
TripAdvisor, Inc. (a)	11	425
Zillow Group, Inc.:
Class A (a)	66	1,950
Class C (a)	150	4,473
		14,913
Media - 2.1%
CBS Corp. Class B	39	1,574
Discovery Communications, Inc.:
Class A (a)	187	4,980
Class C (non-vtg.) (a)	415	10,217
DISH Network Corp. Class A (a)	280	9,540
Fox Corp.:
Class A	370	11,668
Class B	183	5,772
Interpublic Group of Companies, Inc.	418	9,012
John Wiley & Sons, Inc. Class A	51	2,241
Liberty Broadband Corp.:
Class A (a)	28	2,927
Class C (a)	127	13,293
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	232	9,649
Liberty Media Class A (a)	31	1,227
Liberty SiriusXM Series A (a)	105	4,365
Liberty SiriusXM Series C (a)	177	7,427
News Corp.:
Class A	459	6,389
Class B	144	2,058
Nexstar Broadcasting Group, Inc. Class A	12	1,228
Omnicom Group, Inc.	121	9,474
Sinclair Broadcast Group, Inc. Class A	4	171
The New York Times Co. Class A	155	4,414
		117,626
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	671	4,140
Telephone & Data Systems, Inc.	117	3,019
U.S. Cellular Corp. (a)	16	601
		7,760

TOTAL COMMUNICATION SERVICES		199,662

CONSUMER DISCRETIONARY - 9.0%
Auto Components - 1.0%
Aptiv PLC	286	25,002
BorgWarner, Inc.	247	9,060
Gentex Corp.	304	8,371
Lear Corp.	72	8,489
The Goodyear Tire & Rubber Co.	276	3,976
		54,898
Automobiles - 0.2%
Harley-Davidson, Inc.	186	6,690
Thor Industries, Inc.	64	3,625
		10,315
Distributors - 0.5%
Genuine Parts Co.	168	16,731
LKQ Corp. (a)	315	9,907
		26,638
Diversified Consumer Services - 0.6%
Frontdoor, Inc. (a)	100	4,857
Graham Holdings Co.	5	3,317
Grand Canyon Education, Inc. (a)	52	5,106
H&R Block, Inc.	203	4,795
Service Corp. International	135	6,454
ServiceMaster Global Holdings, Inc. (a)	137	7,658
		32,187
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	292	12,725
Caesars Entertainment Corp. (a)	680	7,929
Choice Hotels International, Inc.	23	2,046
Dunkin' Brands Group, Inc.	6	476
Extended Stay America, Inc. unit	218	3,192
Hilton Grand Vacations, Inc. (a)	90	2,880
Hyatt Hotels Corp. Class A	43	3,168
International Game Technology PLC	116	1,648
MGM Mirage, Inc.	551	15,274
Norwegian Cruise Line Holdings Ltd. (a)	204	10,561
Royal Caribbean Cruises Ltd.	204	22,099
Six Flags Entertainment Corp.	85	4,317
Vail Resorts, Inc.	5	1,138
Wyndham Destinations, Inc.	107	4,924
Wyndham Hotels & Resorts, Inc.	80	4,139
Wynn Resorts Ltd.	20	2,174
Yum China Holdings, Inc.	82	3,725
		102,415
Household Durables - 1.8%
D.R. Horton, Inc.	405	21,348
Garmin Ltd.	173	14,651
Leggett & Platt, Inc.	154	6,305
Lennar Corp.:
Class A	198	11,058
Class B	9	399
Mohawk Industries, Inc. (a)	71	8,809
Newell Brands, Inc.	452	8,461
PulteGroup, Inc.	303	11,075
Toll Brothers, Inc.	156	6,404
Whirlpool Corp.	74	11,719
		100,229
Internet & Direct Marketing Retail - 0.2%
Expedia, Inc.	22	2,957
Liberty Interactive Corp. QVC Group Series A (a)	453	4,673
		7,630
Leisure Products - 0.1%
Brunswick Corp.	101	5,264
Mattel, Inc. (a)	129	1,469
Polaris, Inc.	7	616
		7,349
Multiline Retail - 0.6%
Dollar General Corp.	19	3,020
Dollar Tree, Inc. (a)	128	14,612
Kohl's Corp.	195	9,684
Macy's, Inc.	366	5,688
		33,004
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	62	10,255
AutoNation, Inc. (a)	63	3,194
Best Buy Co., Inc.	217	14,971
CarMax, Inc. (a)	105	9,240
Dick's Sporting Goods, Inc.	76	3,102
Foot Locker, Inc.	129	5,568
Gap, Inc.	259	4,496
IAA Spinco, Inc. (a)	16	668
L Brands, Inc.	228	4,467
Penske Automotive Group, Inc.	40	1,891
Tiffany & Co., Inc.	143	13,246
Urban Outfitters, Inc. (a)	80	2,247
Williams-Sonoma, Inc.	76	5,166
		78,511
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	97	3,217
Carter's, Inc.	28	2,554
Columbia Sportswear Co.	13	1,260
Hanesbrands, Inc.	95	1,455
PVH Corp.	88	7,764
Ralph Lauren Corp.	61	5,824
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	101	3,772
Tapestry, Inc.	344	8,961
Under Armour, Inc.:
Class A (sub. vtg.) (a)	81	1,615
Class C (non-vtg.) (a)	70	1,269
		37,691

TOTAL CONSUMER DISCRETIONARY		490,867

CONSUMER STAPLES - 4.6%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	3	179
Class B (non-vtg.)	14	879
Molson Coors Brewing Co. Class B	206	11,845
		12,903
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	32	5,157
Grocery Outlet Holding Corp.	17	590
Kroger Co.	947	24,414
Sprouts Farmers Market LLC (a)	75	1,451
U.S. Foods Holding Corp. (a)	258	10,604
		42,216
Food Products - 3.2%
Archer Daniels Midland Co.	663	27,229
Beyond Meat, Inc.	16	2,378
Bunge Ltd.	165	9,342
Campbell Soup Co.	85	3,988
Conagra Brands, Inc.	574	17,610
Flowers Foods, Inc.	229	5,297
Hormel Foods Corp.	331	14,475
Ingredion, Inc.	80	6,539
Kellogg Co.	180	11,583
Lamb Weston Holdings, Inc.	128	9,308
McCormick & Co., Inc. (non-vtg.)	51	7,971
Pilgrim's Pride Corp. (a)	42	1,346
Post Holdings, Inc. (a)	42	4,445
The Hain Celestial Group, Inc. (a)	106	2,276
The Hershey Co.	22	3,410
The J.M. Smucker Co.	131	14,413
TreeHouse Foods, Inc. (a)	56	3,105
Tyson Foods, Inc. Class A	342	29,460
		174,175
Household Products - 0.2%
Clorox Co.	27	4,100
Energizer Holdings, Inc.	73	3,181
Spectrum Brands Holdings, Inc.	48	2,531
		9,812
Personal Products - 0.2%
Coty, Inc. Class A	341	3,584
Herbalife Nutrition Ltd. (a)	104	3,937
Nu Skin Enterprises, Inc. Class A	64	2,722
		10,243

TOTAL CONSUMER STAPLES		249,349

ENERGY - 5.5%
Energy Equipment & Services - 1.1%
Baker Hughes, A GE Co. Class A	751	17,423
Halliburton Co.	1,038	19,566
Helmerich & Payne, Inc.	126	5,049
National Oilwell Varco, Inc.	458	9,710
Patterson-UTI Energy, Inc.	233	1,992
Transocean Ltd. (United States) (a)	700	3,129
		56,869
Oil, Gas & Consumable Fuels - 4.4%
Antero Midstream GP LP	263	1,946
Antero Resources Corp. (a)	323	975
Apache Corp.	446	11,418
Cabot Oil & Gas Corp.	182	3,198
Centennial Resource Development, Inc. Class A (a)	221	998
Cheniere Energy, Inc. (a)	118	7,441
Chesapeake Energy Corp. (a)	1,518	2,140
Cimarex Energy Co.	118	5,657
Concho Resources, Inc.	237	16,092
Continental Resources, Inc.	101	3,110
Devon Energy Corp.	481	11,573
Diamondback Energy, Inc.	155	13,936
EQT Corp.	306	3,256
Equitrans Midstream Corp.	213	3,099
Hess Corp.	320	19,354
HollyFrontier Corp.	182	9,762
Kosmos Energy Ltd.	421	2,627
Marathon Oil Corp.	957	11,742
Murphy Oil Corp.	185	4,090
Noble Energy, Inc.	564	12,667
ONEOK, Inc.	333	24,539
Parsley Energy, Inc. Class A	134	2,251
PBF Energy, Inc. Class A	143	3,888
Pioneer Natural Resources Co.	115	14,464
Range Resources Corp.	257	982
Targa Resources Corp.	273	10,966
The Williams Companies, Inc.	1,441	34,670
WPX Energy, Inc. (a)	494	5,231
		242,072

TOTAL ENERGY		298,941

FINANCIALS - 18.9%
Banks - 6.3%
Associated Banc-Corp.	194	3,929
Bank of Hawaii Corp.	48	4,125
Bank OZK	146	3,981
BankUnited, Inc.	109	3,665
BOK Financial Corp.	39	3,087
CIT Group, Inc.	102	4,622
Citizens Financial Group, Inc.	533	18,852
Comerica, Inc.	165	10,888
Commerce Bancshares, Inc.	119	7,217
Cullen/Frost Bankers, Inc.	67	5,933
East West Bancorp, Inc.	174	7,706
Fifth Third Bancorp	880	24,094
First Citizens Bancshares, Inc.	9	4,244
First Hawaiian, Inc.	158	4,219
First Horizon National Corp.	365	5,913
First Republic Bank	162	15,665
FNB Corp., Pennsylvania	391	4,508
Huntington Bancshares, Inc.	1,241	17,709
KeyCorp	1,195	21,319
M&T Bank Corp.	158	24,959
PacWest Bancorp	139	5,051
Peoples United Financial, Inc.	475	7,427
Pinnacle Financial Partners, Inc.	89	5,051
Popular, Inc.	114	6,165
Prosperity Bancshares, Inc.	77	5,439
Regions Financial Corp.	1,190	18,826
Signature Bank	32	3,815
Sterling Bancorp	240	4,814
SunTrust Banks, Inc.	527	36,258
SVB Financial Group (a)	57	11,910
Synovus Financial Corp.	160	5,722
Tcf Financial Corp.	183	6,967
Texas Capital Bancshares, Inc. (a)	58	3,170
Umpqua Holdings Corp.	262	4,313
Webster Financial Corp.	108	5,062
Western Alliance Bancorp.	102	4,700
Wintrust Financial Corp.	68	4,395
Zions Bancorp NA	208	9,260
		344,980
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	60	5,001
Ameriprise Financial, Inc.	134	19,711
BGC Partners, Inc. Class A	339	1,865
Cboe Global Markets, Inc.	99	11,376
E*TRADE Financial Corp.	240	10,486
Eaton Vance Corp. (non-vtg.)	131	5,886
Evercore, Inc. Class A	30	2,403
Franklin Resources, Inc.	336	9,697
Interactive Brokers Group, Inc.	64	3,442
Invesco Ltd.	471	7,979
Janus Henderson Group PLC	190	4,267
Lazard Ltd. Class A	75	2,625
Legg Mason, Inc.	101	3,857
Northern Trust Corp.	235	21,930
Raymond James Financial, Inc.	113	9,318
SEI Investments Co.	80	4,740
State Street Corp.	443	26,221
T. Rowe Price Group, Inc.	195	22,279
The NASDAQ OMX Group, Inc.	138	13,710
Virtu Financial, Inc. Class A	32	524
		187,317
Consumer Finance - 1.3%
Ally Financial, Inc.	465	15,419
Credit Acceptance Corp. (a)	2	923
Discover Financial Services	245	19,867
Navient Corp.	235	3,008
OneMain Holdings, Inc.	76	2,788
Santander Consumer U.S.A. Holdings, Inc.	126	3,214
SLM Corp.	504	4,448
Synchrony Financial	575	19,602
		69,269
Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc.	350	7,756
Jefferies Financial Group, Inc.	311	5,722
Voya Financial, Inc.	155	8,438
		21,916
Insurance - 6.3%
Alleghany Corp. (a)	15	11,966
American Financial Group, Inc.	87	9,383
American National Insurance Co.	8	990
Arch Capital Group Ltd. (a)	392	16,456
Arthur J. Gallagher & Co.	172	15,406
Assurant, Inc.	73	9,185
Assured Guaranty Ltd.	113	5,024
Athene Holding Ltd. (a)	105	4,416
Axis Capital Holdings Ltd.	87	5,805
Brighthouse Financial, Inc. (a)	131	5,302
Brown & Brown, Inc.	262	9,448
Cincinnati Financial Corp.	180	21,001
CNA Financial Corp.	33	1,625
Erie Indemnity Co. Class A	10	1,857
Everest Re Group Ltd.	33	8,781
First American Financial Corp.	131	7,730
FNF Group	314	13,945
Globe Life, Inc.	128	12,257
Hanover Insurance Group, Inc.	47	6,370
Hartford Financial Services Group, Inc.	429	26,002
Kemper Corp.	61	4,755
Lincoln National Corp.	238	14,356
Loews Corp.	311	16,010
Markel Corp. (a)	15	17,729
Mercury General Corp.	32	1,788
Old Republic International Corp.	335	7,896
Primerica, Inc.	14	1,781
Principal Financial Group, Inc.	329	18,799
Reinsurance Group of America, Inc.	74	11,831
RenaissanceRe Holdings Ltd.	32	6,190
Unum Group	249	7,400
W.R. Berkley Corp.	171	12,351
White Mountains Insurance Group Ltd.	4	4,320
Willis Group Holdings PLC	153	29,524
		347,679
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	648	10,426
Annaly Capital Management, Inc.	1,732	15,242
Chimera Investment Corp.	219	4,284
MFA Financial, Inc.	529	3,893
New Residential Investment Corp.	496	7,777
Starwood Property Trust, Inc.	325	7,872
Two Harbors Investment Corp.	327	4,294
		53,788
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	417	5,246
New York Community Bancorp, Inc.	541	6,790
TFS Financial Corp.	60	1,081
		13,117

TOTAL FINANCIALS		1,038,066

HEALTH CARE - 7.2%
Biotechnology - 0.4%
Agios Pharmaceuticals, Inc. (a)	54	1,750
Alkermes PLC (a)	185	3,609
Alnylam Pharmaceuticals, Inc. (a)	21	1,689
bluebird bio, Inc. (a)	66	6,060
Exelixis, Inc. (a)	211	3,732
Moderna, Inc.	21	334
United Therapeutics Corp. (a)	52	4,147
		21,321
Health Care Equipment & Supplies - 1.7%
Cantel Medical Corp.	19	1,421
Dentsply Sirona, Inc.	265	14,127
Hill-Rom Holdings, Inc.	39	4,104
Hologic, Inc. (a)	61	3,080
ICU Medical, Inc. (a)	16	2,554
Integra LifeSciences Holdings Corp. (a)	85	5,106
STERIS PLC	94	13,582
The Cooper Companies, Inc.	50	14,850
West Pharmaceutical Services, Inc.	21	2,978
Zimmer Biomet Holdings, Inc.	244	33,494
		95,296
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	101	3,139
Cardinal Health, Inc.	356	16,800
Centene Corp. (a)	78	3,374
Covetrus, Inc. (a)	114	1,355
DaVita HealthCare Partners, Inc. (a)	146	8,332
Encompass Health Corp.	56	3,544
Henry Schein, Inc. (a)	154	9,779
Laboratory Corp. of America Holdings (a)	110	18,480
McKesson Corp.	196	26,785
MEDNAX, Inc. (a)	95	2,149
Molina Healthcare, Inc. (a)	16	1,756
Premier, Inc. (a)	60	1,735
Quest Diagnostics, Inc.	160	17,125
Universal Health Services, Inc. Class B	95	14,131
Wellcare Health Plans, Inc. (a)	6	1,555
		130,039
Health Care Technology - 0.0%
Change Healthcare, Inc.	25	302
Life Sciences Tools & Services - 1.3%
Adaptive Biotechnologies Corp.	5	155
Agilent Technologies, Inc.	334	25,594
Avantor, Inc.	83	1,220
Bio-Rad Laboratories, Inc. Class A (a)	25	8,319
IQVIA Holdings, Inc. (a)	122	18,224
PerkinElmer, Inc.	103	8,773
QIAGEN NV (a)	264	8,704
		70,989
Pharmaceuticals - 1.4%
Catalent, Inc. (a)	173	8,245
Corteva, Inc.	894	25,032
Elanco Animal Health, Inc.	446	11,859
Horizon Pharma PLC (a)	192	5,228
Jazz Pharmaceuticals PLC (a)	7	897
Mylan NV (a)	613	12,125
Nektar Therapeutics (a)	171	3,115
Perrigo Co. PLC	150	8,384
		74,885

TOTAL HEALTH CARE		392,832

INDUSTRIALS - 11.3%
Aerospace & Defense - 1.5%
Arconic, Inc.	465	12,090
BWX Technologies, Inc.	29	1,659
Curtiss-Wright Corp.	52	6,727
Harris Corp.	130	27,123
Hexcel Corp.	6	493
Huntington Ingalls Industries, Inc.	10	2,118
Spirit AeroSystems Holdings, Inc. Class A	13	1,069
Teledyne Technologies, Inc. (a)	43	13,846
Textron, Inc.	274	13,415
TransDigm Group, Inc.	11	5,727
		84,267
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	37	3,137
Expeditors International of Washington, Inc.	58	4,309
XPO Logistics, Inc. (a)	46	3,292
		10,738
Airlines - 0.8%
Alaska Air Group, Inc.	77	4,998
American Airlines Group, Inc.	424	11,435
Copa Holdings SA Class A	37	3,654
JetBlue Airways Corp. (a)	318	5,327
United Continental Holdings, Inc. (a)	219	19,362
		44,776
Building Products - 0.7%
A.O. Smith Corp.	135	6,441
Allegion PLC	27	2,799
Fortune Brands Home & Security, Inc.	113	6,181
Lennox International, Inc.	4	972
Masco Corp.	344	14,338
Owens Corning	128	8,090
Resideo Technologies, Inc. (a)	143	2,052
		40,873
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. (a)	61	4,709
KAR Auction Services, Inc.	12	295
Republic Services, Inc.	237	20,512
Stericycle, Inc. (a)	106	5,399
		30,915
Construction & Engineering - 0.6%
AECOM (a)	187	7,024
Fluor Corp.	169	3,233
Jacobs Engineering Group, Inc.	157	14,366
Quanta Services, Inc.	129	4,876
Valmont Industries, Inc.	25	3,461
		32,960
Electrical Equipment - 0.8%
Acuity Brands, Inc.	34	4,583
AMETEK, Inc.	55	5,050
Fortive Corp.	272	18,648
GrafTech International Ltd.	76	973
Hubbell, Inc. Class B	29	3,811
Regal Beloit Corp.	50	3,643
Sensata Technologies, Inc. PLC (a)	108	5,406
		42,114
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	9	1,310
ITT, Inc.	104	6,364
		7,674
Machinery - 3.7%
AGCO Corp.	75	5,678
Apergy Corp. (a)	90	2,435
Colfax Corp. (a)	112	3,255
Crane Co.	60	4,838
Cummins, Inc.	183	29,769
Dover Corp.	97	9,657
Flowserve Corp.	122	5,699
Gardner Denver Holdings, Inc. (a)	155	4,385
Gates Industrial Corp. PLC (a)	63	634
IDEX Corp.	45	7,375
Ingersoll-Rand PLC	17	2,095
Lincoln Electric Holdings, Inc.	4	347
Nordson Corp.	6	878
Oshkosh Corp.	80	6,064
PACCAR, Inc.	403	28,214
Parker Hannifin Corp.	152	27,453
Pentair PLC	199	7,522
Snap-On, Inc.	66	10,332
Stanley Black & Decker, Inc.	180	25,994
Timken Co.	78	3,394
Trinity Industries, Inc.	123	2,421
WABCO Holdings, Inc. (a)	10	1,338
Westinghouse Air Brake Co.	153	10,995
Woodward, Inc.	12	1,294
		202,066
Marine - 0.1%
Kirby Corp. (a)	70	5,751
Professional Services - 0.5%
Equifax, Inc.	22	3,095
IHS Markit Ltd. (a)	174	11,637
Manpower, Inc.	70	5,897
Nielsen Holdings PLC	369	7,841
		28,470
Road & Rail - 1.0%
AMERCO	11	4,290
Genesee & Wyoming, Inc. Class A (a)	55	6,078
J.B. Hunt Transport Services, Inc.	70	7,746
Kansas City Southern	119	15,828
Knight-Swift Transportation Holdings, Inc. Class A	145	5,264
Landstar System, Inc.	4	450
Lyft, Inc.	35	1,429
Old Dominion Freight Lines, Inc.	45	7,649
Ryder System, Inc.	61	3,158
Schneider National, Inc. Class B	67	1,455
		53,347
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	115	4,809
Fastenal Co.	64	2,091
HD Supply Holdings, Inc. (a)	203	7,953
MSC Industrial Direct Co., Inc. Class A	51	3,699
United Rentals, Inc. (a)	27	3,365
Univar, Inc. (a)	189	3,924
Watsco, Inc.	39	6,598
WESCO International, Inc. (a)	50	2,389
		34,828
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	87	3,434

TOTAL INDUSTRIALS		622,213

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.7%
Ciena Corp. (a)	185	7,258
CommScope Holding Co., Inc. (a)	223	2,622
EchoStar Holding Corp. Class A (a)	55	2,179
F5 Networks, Inc. (a)	5	702
Juniper Networks, Inc.	414	10,247
Motorola Solutions, Inc.	51	8,691
ViaSat, Inc. (a)	67	5,046
		36,745
Electronic Equipment & Components - 1.5%
ADT, Inc.	141	884
Arrow Electronics, Inc. (a)	99	7,383
Avnet, Inc.	120	5,338
Coherent, Inc. (a)	28	4,304
Corning, Inc.	630	17,968
Dolby Laboratories, Inc. Class A	64	4,137
FLIR Systems, Inc.	149	7,836
IPG Photonics Corp. (a)	39	5,288
Jabil, Inc.	138	4,936
Littelfuse, Inc.	28	4,965
National Instruments Corp.	144	6,047
SYNNEX Corp.	49	5,532
Trimble, Inc. (a)	252	9,780
		84,398
IT Services - 1.4%
Akamai Technologies, Inc. (a)	17	1,553
Alliance Data Systems Corp.	43	5,510
Amdocs Ltd.	161	10,644
CACI International, Inc. Class A (a)	29	6,707
CoreLogic, Inc. (a)	90	4,164
DXC Technology Co.	310	9,145
Jack Henry & Associates, Inc.	10	1,460
Leidos Holdings, Inc.	162	13,913
Sabre Corp.	266	5,957
The Western Union Co.	395	9,152
VeriSign, Inc. (a)	39	7,357
		75,562
Semiconductors & Semiconductor Equipment - 2.1%
Cree, Inc. (a)	114	5,586
Cypress Semiconductor Corp.	439	10,246
First Solar, Inc. (a)	99	5,743
Lam Research Corp.	21	4,853
Marvell Technology Group Ltd.	780	19,477
Maxim Integrated Products, Inc.	202	11,698
Microchip Technology, Inc.	199	18,489
MKS Instruments, Inc.	64	5,906
ON Semiconductor Corp. (a)	483	9,278
Qorvo, Inc. (a)	139	10,305
Skyworks Solutions, Inc.	195	15,454
		117,035
Software - 0.6%
2U, Inc. (a)	38	619
Ceridian HCM Holding, Inc. (a)	19	938
Citrix Systems, Inc.	17	1,641
Dynatrace, Inc.	7	131
LogMeIn, Inc.	59	4,187
Medallia, Inc.	3	82
Nuance Communications, Inc. (a)	338	5,513
SolarWinds, Inc. (a)	35	646
SS&C Technologies Holdings, Inc.	26	1,341
Symantec Corp.	689	16,281
		31,379
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	1,596	24,211
Western Digital Corp.	349	20,814
Xerox Holdings Corp.	219	6,550
		51,575

TOTAL INFORMATION TECHNOLOGY		396,694

MATERIALS - 6.2%
Chemicals - 2.4%
Albemarle Corp. U.S.	124	8,620
Ashland Global Holdings, Inc.	71	5,471
Axalta Coating Systems Ltd. (a)	168	5,065
Cabot Corp.	66	2,991
Celanese Corp. Class A	147	17,977
CF Industries Holdings, Inc.	232	11,414
Eastman Chemical Co.	163	12,034
Element Solutions, Inc. (a)	163	1,659
FMC Corp.	157	13,766
Huntsman Corp.	259	6,024
International Flavors & Fragrances, Inc.	127	15,582
NewMarket Corp.	1	472
Olin Corp.	197	3,688
RPM International, Inc.	127	8,739
The Chemours Co. LLC	197	2,943
The Mosaic Co.	420	8,610
Valvoline, Inc.	222	4,891
Westlake Chemical Corp.	41	2,686
		132,632
Construction Materials - 0.4%
Eagle Materials, Inc.	8	720
Martin Marietta Materials, Inc.	52	14,253
nVent Electric PLC	179	3,945
Vulcan Materials Co.	13	1,966
		20,884
Containers & Packaging - 1.5%
Aptargroup, Inc.	45	5,330
Ardagh Group SA	21	329
Avery Dennison Corp.	6	681
Berry Global Group, Inc. (a)	96	3,770
Crown Holdings, Inc. (a)	65	4,294
Graphic Packaging Holding Co.	348	5,133
International Paper Co.	469	19,614
Owens-Illinois, Inc.	182	1,869
Packaging Corp. of America	111	11,777
Sealed Air Corp.	172	7,140
Silgan Holdings, Inc.	92	2,763
Sonoco Products Co.	119	6,927
WestRock Co.	301	10,971
		80,598
Metals & Mining - 1.8%
Alcoa Corp. (a)	220	4,415
Freeport-McMoRan, Inc.	1,725	16,508
Newmont Goldcorp Corp.	973	36,896
Nucor Corp.	363	18,480
Reliance Steel & Aluminum Co.	78	7,773
Royal Gold, Inc.	53	6,530
Steel Dynamics, Inc.	251	7,480
United States Steel Corp.	201	2,322
		100,404
Paper & Forest Products - 0.1%
Domtar Corp.	74	2,650

TOTAL MATERIALS		337,168

REAL ESTATE - 14.7%
Equity Real Estate Investment Trusts (REITs) - 14.3%
Alexandria Real Estate Equities, Inc.	133	20,487
American Campus Communities, Inc.	163	7,837
American Homes 4 Rent Class A	173	4,479
Apartment Investment & Management Co. Class A	176	9,177
Apple Hospitality (REIT), Inc.	250	4,145
AvalonBay Communities, Inc.	166	35,745
Boston Properties, Inc.	184	23,857
Brandywine Realty Trust (SBI)	205	3,106
Brixmor Property Group, Inc.	355	7,203
Camden Property Trust (SBI)	111	12,322
Colony Capital, Inc.	548	3,299
Columbia Property Trust, Inc.	136	2,876
CoreSite Realty Corp.	9	1,097
Corporate Office Properties Trust (SBI)	140	4,169
Cousins Properties, Inc.	174	6,541
CubeSmart	227	7,922
CyrusOne, Inc.	133	10,520
DDR Corp.	163	2,463
Digital Realty Trust, Inc.	247	32,063
Douglas Emmett, Inc.	198	8,480
Duke Realty Corp.	429	14,573
Empire State Realty Trust, Inc.	173	2,469
EPR Properties	92	7,071
Equity Commonwealth	141	4,829
Equity Residential (SBI)	434	37,437
Essex Property Trust, Inc.	78	25,479
Extra Space Storage, Inc.	28	3,271
Federal Realty Investment Trust (SBI)	89	12,116
Gaming & Leisure Properties	241	9,216
HCP, Inc.	585	20,844
Healthcare Trust of America, Inc.	244	7,169
Highwoods Properties, Inc. (SBI)	122	5,483
Hospitality Properties Trust (SBI)	192	4,952
Host Hotels & Resorts, Inc.	862	14,904
Hudson Pacific Properties, Inc.	178	5,956
Invitation Homes, Inc.	566	16,759
Iron Mountain, Inc.	305	9,879
JBG SMITH Properties	143	5,607
Kilroy Realty Corp.	117	9,113
Kimco Realty Corp.	478	9,981
Liberty Property Trust (SBI)	185	9,496
Life Storage, Inc.	56	5,903
Medical Properties Trust, Inc.	524	10,249
Mid-America Apartment Communities, Inc.	135	17,551
National Retail Properties, Inc.	194	10,942
Omega Healthcare Investors, Inc.	255	10,656
Outfront Media, Inc.	142	3,945
Paramount Group, Inc.	234	3,124
Park Hotels & Resorts, Inc.	286	7,141
Rayonier, Inc.	153	4,315
Realty Income Corp.	379	29,062
Regency Centers Corp.	197	13,690
Retail Properties America, Inc.	250	3,080
SL Green Realty Corp.	98	8,012
Spirit Realty Capital, Inc.	105	5,025
Store Capital Corp.	251	9,390
Sun Communities, Inc.	80	11,876
Taubman Centers, Inc.	68	2,776
The Macerich Co.	168	5,307
UDR, Inc.	327	15,853
Ventas, Inc.	442	32,279
VEREIT, Inc.	1,256	12,284
VICI Properties, Inc.	550	12,458
Vornado Realty Trust	206	13,116
Weingarten Realty Investors (SBI)	145	4,224
Welltower, Inc.	482	43,693
Weyerhaeuser Co.	887	24,570
WP Carey, Inc.	201	17,990
		782,903
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	252	13,359
Howard Hughes Corp. (a)	33	4,277
Jones Lang LaSalle, Inc.	54	7,509
		25,145

TOTAL REAL ESTATE		808,048

UTILITIES - 11.8%
Electric Utilities - 5.1%
Alliant Energy Corp.	283	15,262
Edison International	417	31,450
Entergy Corp.	236	27,697
Evergy, Inc.	280	18,637
Eversource Energy	385	32,906
FirstEnergy Corp.	632	30,481
Hawaiian Electric Industries, Inc.	127	5,792
IDACORP, Inc.	59	6,648
OGE Energy Corp.	239	10,846
PG&E Corp. (a)	633	6,330
Pinnacle West Capital Corp.	134	13,007
PPL Corp.	862	27,144
Vistra Energy Corp.	504	13,472
Xcel Energy, Inc.	611	39,648
		279,320
Gas Utilities - 0.6%
Atmos Energy Corp.	139	15,831
National Fuel Gas Co.	97	4,551
UGI Corp.	247	12,417
		32,799
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	298	11,801
The AES Corp.	791	12,925
		24,726
Multi-Utilities - 5.0%
Ameren Corp.	292	23,375
Avangrid, Inc.	68	3,553
CenterPoint Energy, Inc.	598	18,048
CMS Energy Corp.	336	21,487
Consolidated Edison, Inc.	395	37,316
DTE Energy Co.	217	28,852
MDU Resources Group, Inc.	235	6,625
NiSource, Inc.	444	13,284
Public Service Enterprise Group, Inc.	600	37,248
Sempra Energy	327	48,264
WEC Energy Group, Inc.	375	35,663
		273,715
Water Utilities - 0.7%
American Water Works Co., Inc.	215	26,709
Aqua America, Inc.	257	11,521
		38,230

TOTAL UTILITIES		648,790

TOTAL COMMON STOCKS
(Cost $5,445,762)		5,482,630
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,445,762)		5,482,630
NET OTHER ASSETS (LIABILITIES) - 0.0%		699
NET ASSETS - 100%		$5,483,329

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$880
Total	$880

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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